TEP FUND, INC
                               Semi-Annual Report
                                  May 31, 1999

                                  TEP FUND, INC
                          780 Third Avenue, Suite 3103
                             New York, NY 10017-2024
                                  (212)421-6409

                                                                    July 8, 1999

To Our Shareholders:

We are pleased to enclose a semi-annual dividend payment of $0.52 per share to stockholders of record on June 23, 1999. We also enclose our May 31, 1999 report to stockholders.

The dividend is $0.03 a share greater than for the similar 1998 period. The increase is due to three factors. Interest income was slightly higher, legal expenses were lower, and $0.02 of capital gains were included. Legal expenses were lower this year due to the unusually large amount incurred in 1998 for the special stockholders meeting called to increase the Board of Directors. Large capital gains are anticipated during the last six months of 1999 arising from bond redemptions. Some of these gains were realized at the beginning of July and were included in the enclosed dividend. Total dividends in 1999 are expected to exceed those in 1998 principally because of the increased amount of capital gains.

Interest rates increased during the six months ending May 31, 1999. This caused bond prices to decrease and the market value of the portfolio to decline $181,922. Primarily as a result of this the market value per share at May 31, 1999 was $19.68 vs. $19.95 at November 30, 1998.

Tep Fund, Inc. expects $1,450,000 in bond redemptions this year. Interest rates have risen, but not to the extent that reinvestment of these funds can produce interest income equal to the amount paid on the bonds being redeemed. Such bonds were purchased many years ago when interest rates were much higher. However, the Board continues to monitor the reinvestment of funds to insure a ladderring of maturities. This means that there is not an undue amount of bonds that can come due in any one year. This effort can be somewhat thwarted by early calls. However, overall this policy has worked so that changes in interest income in any one year are not dramatic.

The management of Tep Fund continues its policy of investing in only high quality municipal bonds diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,


                                        /s/ Stephen Tabb
                                        ----------------
                                        Stephen Tabb
                                        President

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have reviewed the accompanying statement of net assets of Tep Fund, Inc., as of May 31, 1999 and 1998, including the portfolio of investments in tax-exempt securities as of May 31, 1999, and the related statements of operations and changes in net assets and the supplementary information for the six month periods then ended. All information included in these financial statements and the supplementary schedule is the representation of the management of Tep Fund, Inc.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial statements consists principally of inquiries of company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and supplementary schedule taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modification that should be made to the accompanying financial statements and supplementary schedule for them to be in conformity with generally accepted accounting principles.

We have previously audited, in accordance with generally accepted auditing standards, the supplementary schedule for the years ended November 30, 1998 and 1997 and in our report dated December 14, 1998, we expressed an unqualified opinion on such supplementary information.


/s/ Pustorino, Puglisi, & Co., LLP

PUSTORINO, PUGLISI, & CO., LLP
New York, New York
June 28, 1999

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF NET ASSETS
                              MAY 31, 1999 AND 1998
                                   (UNAUDITED)

                                                        1999           1998
                                                    ------------   ------------

               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL               $ 11,911,407   $ 12,046.421
     BONDS
     (SCHEDULE AND NOTE 1)

CASH & MONEY MARKET ACCOUNTS                             257,906        260,569

ACCRUED INTEREST RECEIVABLE                              186,475        185,441

                                                    ------------   ------------
          TOTAL ASSETS                                12,355,788     12,492,431

               LIABILITIES
               -----------

ACCRUED EXPENSES                                           9,647         13,125
                                                    ------------   ------------

SUBSEQUENT EVENT (NOTES 5)

          NET ASSETS                                $ 12,346,141   $ 12,479,306
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
          (627,459 SHARES OUTSTANDING)              $      19.68   $      19.89
                                                    ============   ============

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED MAY 31, 1999 AND 1998
                                   (UNAUDITED)

                                                        1999           1998
                                                    ------------   ------------
INVESTMENT INCOME:
  TAX-EXEMPT INTEREST (NOTE 1)                      $    347,460   $    342,928

EXPENSES:
     CUSTODIAN FEES                                        3,000          3,000
     DIRECTORS' FEES                                       4,000          3,000
     LEGAL FEES                                              784          4,927
     ACCOUNTING FEES                                       5,000          4,750
     REGISTRAR & TRANSFER, BANK FEES & REPORTS             1,956          1,551
     INSURANCE                                             1,000          1,145
     FRANCHISE TAXES                                         680            688
     INVESTMENT ADVISORY FEES (NOTE 2)                    15,512         15,541
                                                    ------------   ------------

          TOTAL EXPENSES                                  31,932         34,602
                                                    ------------   ------------

          NET INVESTMENT INCOME                          315,528        308,326
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
  (NOTE 3)                                                  (469)             0
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 860,138        785,238
     END OF PERIOD                                       678,216        820,456
                                                    ------------   ------------

     (DECREASE)/INCREASE IN UNREALIZED
     APPRECIATION ON INVESTMENTS                        (181,922)        35,218
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                 $    133,136   $    343,544
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             9.19%         10.09
                                                    ============   ============

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED MAY 31, 1999 AND 1998
                                   (UNAUDITED)

                                                        1999           1998
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    315,528   $    308,326

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                           (469)             0

     (DECREASE)/INCREASE IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (181,922)        35,218
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              133,136        343,544

DIVIDENDS PAID TO SHAREHOLDERS ($.49) PER SHARE
IN 1999 AND $.52 IN 1998)*                              (307,455)      (326,279)
                                                    ------------   ------------

NET (DECREASE)/INCREASE IN NET ASSETS                   (174,319)        17,265

NET ASSETS:

     AT BEGINNING OF PERIOD                           12,520,460     12,462,041
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $348,664 IN
     1999 AND $339,589 IN 1998)                     $ 12,346,141   $ 12,479,306
                                                    ============   ============

* DIVIDENDS:
     A dividend of $.52 per share was declared November 25, 1997 and was paid January 21, 1998.
     A dividend of $.49 per share was declared May 20, 1998 was paid July 22, 1998.
     A dividend of $.49 per share was declared November 24, 1998 and was paid January 20, 1999.
     A dividend of $.52 per share was declared May 19, 1999 and is to be paid July 21, 1999.

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                          SUPPLEMENTARY PER SHARE DATA
                                   (UNAUDITED)

                                      FOR THE SIX MONTHS ENDED     FOR THE YEARS
                                            ENDED MAY 31,        ENDED NOVEMBER 30,

                                         ------------------      ------------------
                                          1999        1998        1998        1997
                                         ------      ------      ------      ------

SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 0.56      $ 0.55      $ 1.09      $ 1.13

EXPENSES                                 ($0.05)     ($0.06)     ($0.12)     ($0.09)
                                         ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 0.51      $ 0.49      $ 0.97       $1.04

DIVIDENDS PAID TO SHAREHOLDERS           ($0.49)     ($0.52)     ($1.01)     ($1.09)

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                  ($0.00)*    $ 0.00      $ 0.01      $ 0.04

NET (DECREASE)/INCREASE IN UNREALIZED
  APPRECIATION OF INVESTMENTS            ($0.29)     $ 0.06      $ 0.12      ($0.08)
                                         ------      ------      ------      ------
NET (DECREASE)/INCREASE IN
  NET ASSET VALUE                        ($0.27)     $ 0.03      $ 0.09      ($0.09)

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.95      $19.86      $19.86      $19.95
                                         ------      ------      ------      ------

     END OF PERIOD                       $19.68      $19.89      $19.95      $19.86
                                         ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
  AVERAGE NET ASSETS                       0.51%       0.55%       0.56%       0.47%
                                         ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
  INCOME TO AVERAGE NET ASSETS             5.08%       4.94%       4.89%       5.20%
                                         ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.
* Loss on security transaction of ($469) was less than ($0.01) per share.

See Notes to Financial Statements and Accountant's Review Report.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 1999 and 1998

NOTE 1 - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 1999 and 1998

NOTE I (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains/(losses) realized during the six months ended May 31, 1999 and 1998 were ($469) and $0, respectively. Such realized long term capital gains/(losses) were included in the dividends reportable by shareholders during the six months ended May 31, 1999, ($.001 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $678,216 and $820,456 at May 31, 1999 and 1998, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 1999 and 1998

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract for the year ended May 31, 1999 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ended May 31, 2000.

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the six months ended May 31, 1999 and 1998, the Fund made purchases of tax-exempt securities at a cost of $234,413 and $496,250 respectively.

     During the six months ended May 31, 1999, $155,000 of bonds were redeemed that had an amortized cost of $155,000. Also, $250,000 of bonds, with an amortized cost of $250,640, were sold from the portfolio. The proceeds of the sales totaled $250,171. These events resulted in a net realized loss of ($469). The Fund had no redemptions of tax-exempt securities in the six months ended May 31, 1998.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At May 31, 1998 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 1999 and 1998.

NOTE 5 - SUBSEQUENT EVENT

     On May 19, 1999 the Board of Directors declared a $.52 per share dividend, to be paid on July 21, 1999 to shareholders of record on June 23, 1999.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/99       5/31/99
------------------------------------------------------------------------------------------------------------------
  5.59%    CALIFORNIA
           ----------
           STATE GENERAL OBLIGATION                  8.200%      10/1/99    $  500,000    $  451,665    $  508,125
           VETS WELFARE 1980
           NON CALLABLE
           RATED A+/Aa3

           LOS ANGELES COMMUNITY                     6.450%       7/1/17    $  150,000    $  153,000    $  158,247
           HOUSING SERIES A
           CALLABLE 7/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  650,000    $  604,665    $  666,372

  2.16%    DELAWARE
           --------
           STATE GENERAL OBLIGATION                  5.900%      8/15/00    $  250,000    $  251,695    $  257,155
           NON CALLABLE
           RATED AA+/Aa1

  6.88%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION                9.625%      10/1/03    $  500,000    $  497,500    $  610,035
           WATER & ELECTRIC REVENUE
           NON CALLABLE
           RATED AAA/Aaa

           FLORIDA STATE ROAD                        7.375%       7/1/19    $  100,000    $  100,500    $  102,311
           PREREFUNDED 7/1/99 @ 102
           RATED AA+/Aaa

           BOARD OF EDUCATION                        5.750%       1/1/12    $  100,000    $   99,900    $  106,661
           CAP OUTLAY SERIES A
           CALLABLE 1/1/04 @ 101
           RATED AA+/Aa2
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  700,000    $  697,900    $  819,007

                       See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/99       5/31/99
------------------------------------------------------------------------------------------------------------------
  4.29%    GEORGIA
           -------
           STATE ENVIRONMENTAL FACS.                 6.200%       7/1/11    $  500,000    $  498,500    $  511,145
           PREREFUNDED 7/1/99 @ 102
           RATED AAA/Aaa

  4.38%    HAWAII
           ------
           STATE GENERAL OBLIGATION                  7.200%       9/1/06    $  250,000    $  247,645    $  263,700
           SERIES BS
           PREREFUNDED 9/1/00 @ 101
           RATED A+/Aaa

           STATE GENERAL OBLIGATION                  5.000%       2/1/03    $  250,000    $  250,000    $  257,478
           NON-CALLABLE
           RATED A+IA1
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  500,000    $  497,645    $  521,178

  1.73%    ILLINOIS
           --------
           ILLINOIS HEALTH FACS AUTH REV             5.500%      2/15/09    $  195,000    $  195,000    $  205,592
           SINAI HEALTH SYSTEM
           CALLABLE 2/15/06 @ 102
           AMBAC INSURED FHA
           RATED AAA/Aaa

  1.68%    INDIANA
           -------
           INDIANA ST HOUSING AUTH                   5.150%       7/1/17    $  200,000    $  200,830    $  199,734
           SINGLE FAMILY MTG REV
           CALLABLE 1/1/09 @ 101
           GNMA BACKED
           RATED NR/Aaa

  2.07%    KENTUCKY
           --------
           JEFFERSON COUNTY HSG AUTH                 5.000%      8/20/18    $  250,000    $  250,000    $  246,640
           MULTI FAMILY REV
           CALLABLE 8/20/08 @ 102
           GNMA BACKED
           RATED AAA/NR

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/99       5/31/99
------------------------------------------------------------------------------------------------------------------
  4.49%    LOUISIANA
           ---------
           STATE GENERAL OBLIGATION                  5.250%       8/1/03    $  300,000    $  300,809    $  314,322
           SERIES A
           NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  6.100%       5/1/11    $  200,000    $  199,000    $  220,428
           SERIES A
           PREREFUNDED 5/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  499,809    $  534,750

  2.17%    MARYLAND
           --------
           MONTGOMERY COUNTY                         5.300%       7/1/01    $  250,000    $  250,361    $  258,073
           CONSTRUCTION IMPROVEMENT
           NON CALLABLE
           RATED AAA/Aaa

  7.47%    MASSACHUSETTS
           -------------
           BOSTON MASS                               5.050%      10/1/19    $  235,000    $  234,413    $  224,907
           DEUTCHES ALTENHEIM NURS HOME
           CALLABLE 10/1/08 @ 102
           FHA INSURED
           RATED AAA/NR

           CONSERVATION LOAN                         6.000%       6/1/11    $  500,000    $  499,000    $  522,410
           SERIES A
           PREREFUNDED 6/1/01 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           STATE WATER RES AUTHORITY                 5.250%       3/1/13    $  140,000    $  137,480    $  142,101
           SERIES B
           CALLABLE 3/1/03 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $  875,000    $  870,893    $  889,418

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/99       5/31/99
------------------------------------------------------------------------------------------------------------------
  2.29%    MICHIGAN
           --------
           STATE ENVIRONMENTAL AUTH.                 6.250%      11/1/08    $  250,000    $  258,622    $  272,968
           PREREFUNDED 11/1/02 @ 102
           RATED AA+/Aa1

  2.69%    MISSISSIPPI
           -----------
           STATE CAPITAL IMPROVEMENT                 7.125%      10/1/07    $  300,000    $  297,792    $  319,902
           PREREFUNDED 10/1/00 @ 102
           RATED AAA/Aaa

  0.87%    MISSOURI
           --------
           STATE GENERAL OBLIGATION                  5.100%       8/1/09    $  100,000    $   99,750    $  103,572
           WATER POLLUTION SERIES A
           CALLABLE 8/1/03 @ 102
           RATED AAA/Aaa

  4.43%    NEVADA
           ------
           STATE GENERAL OBLIGATION                  7.000%       8/1/06    $  250,000    $  246,875    $  256,478
           PREREFUNDED 8/1/99 @ 102
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6,500%      10/1/09    $  250,000    $  258,862    $  270,652
           COLORADO RIVER COMMUNITY
           CALLABLE 10/1/02 @ 101
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $   500,00    $  505,737    $  527,130

  1.33%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250%      7/15/04    $  150,000    $  150,672    $  158,590
           SERIES B
           CALLABLE 7/15/03 @ 102
           RATED AA+/Aa2

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/99       5/31/99
------------------------------------------------------------------------------------------------------------------
  4.35%    NEW JERSEY
           ----------
           STATE GENERAL OBLIGATION                  6.000%      2/15/10    $  250,000    $  249,125    $  269,363
           CALLABLE 2/15/03 @ 102
           RATED AA+/Aa1

           CERTIFICATE OF PARTICIPATION "A"          5.000%      6/15/14    $  250,000    $  249,375    $  249,160
           PREREFUNDED 6/15/07 @ 100
           AMBAC INSURED
           RATED AAA/ Aaa
                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  518,523

 15.57%    NEW YORK
           --------
           STATE MED CARE FACILITY                   5.750%      8/15/19    $  100,000    $  100,000    $  104,100
           REV HOSP & NURSING HOME
           CALLABLE 8/15/02 @ 102
           RATED AAA/NR

           STATE GENERAL OBLIGATION                  5.600%      6/15/01    $  100,000    $  100,596    $  103,489
           NON CALLABLE
           RATED A/A2

           STATE MED CARE FACILITY                   6.600%      2/15/31    $  250,000    $  252,493    $  267,853
           REV. HOSPITAL & NURSING HOME
           CALLABLE 2/15/03 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FACILITY                   6.600%      2/15/09    $  500,000    $  498,825    $  567,300
           N.Y. HOSPITAL SERIES A B/E
           PREREFUNDED 2/15/05 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE LOCAL GOVERNMENT                    6.875%       4/1/19    $  250,000    $  270,455    $  274,550
           SERIES A
           PREREFUNDED 4/1/02 @ 102
           RATED A+/Aaa

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/99       5/31/99
------------------------------------------------------------------------------------------------------------------
           STATE GENERAL OBLIGATION                  6.625%       8/1/99    $  100,000    $  100,394    $  100,541
           NON-CALLABLE
           RATED A/A2

           THRUWAY AUTHORITY SVC.                    6.000%       1/1/04    $  175,000    $  181,462    $  188,449
           HWY & BRDG-SERIES A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           THRUWAY AUTHORITY                         5.000%       4/1/15    $  250,000    $  246,875    $  247,780
           HWY & BRDG - SERIES A
           CALLABLE 4/1/08 @ 101
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $1,725,000    $1,751,100    $1,854,062

  4.87%    OHIO
           ----
           STATE G.O. INFRASTRUCTURE IMP.            6.650%       9/1/09    $  500,000    $  529,242    $  580,095
           NON CALLABLE
           SINKING FUND 9/1/05
           RATED AA+/Aa1

  3.62%    PENNSYLVANIA
           ------------
           GENERAL OBLIGATIONS                       6.500%      11/1/04    $  400,000    $  398,208    $  430,700
           SECOND SERIES A
           PREREFUNDED 11/1/01 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/99       5/31/99
------------------------------------------------------------------------------------------------------------------
  3.54%    RHODE ISLAND
           ------------
           STATE RFDG                                6.100%      6/15/03    $  100,000    $  101,897    $  107,595
           SERIES A
           CALLABLE 6/15/02 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           GENERAL OBLIGATIONS SERIES B              6.250%      5/15/09    $  300,000    $  300,000    $  314,079
           CONSTRUCTION IMPROVEMENT
           PREREFUNDED 5/15/00 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  400,000    $  401,897    $  421,674

  4.69%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTH.                6.000%      10/1/05    $  125,000    $  125,000    $  136,861
           SERIES A
           NON CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.000%      10/1/06    $  150,000    $  148,598    $  165,191
           NON CALLABLE
           RATED AA/Aa2

           CHANNELVIEW SCHOOL DISTRICT               5.000%      8/15/08    $  250,000    $  248,750    $  256,338
           PREREFUNDED 8/15/04 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  525,000    $  522,348    $  558,390

                        See Notes to Financial Statements.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/99       5/31/99
------------------------------------------------------------------------------------------------------------------
  3.53%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION                  6.400%       3/1/09    $  250,000    $  245,125    $  261,067
           SERIES A
           PRE-REFUNDED 3/1/01 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION                  5.500%       5/1/10    $  150,000    $  151,060    $  159,958
           SERIES B
           NON CALLABLE
           RATED AA+/Aa1
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  400,000    $  396,185    $  421,025

  3.56%    WISCONSIN
           ---------
           GENERAL OBLIGATION RFDG                   6.100%       5/1/05    $  150,000    $  155,840    $  164,176
           NON-CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  5.000%       5/1/09    $  250,000    $  250,000    $  259,902
           SERIES A
           PRE-REFUNDED 5/1/06 @ 100
           RATED AA/Aaa
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  400,000    $  405,840    $  424,078

  1.78%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTH.               6.650%       6/1/13    $  200,000    $  200,000    $  211,634
           SERIES B
           CALLABLE 6/1/04 @ 102
           RATED AA/Aa2
                                                                           ---------------------------------------
   100%    TOTAL INVESTMENTS                                               $11,220,000   $11,233,191   $11,911,407
                                                                           =======================================

                        See Notes to Financial Statements.